Changes in significant accounting policies	12 Months Ended
Dec. 31, 2019
Changes in significant accounting policies
Changes in significant accounting policies

4.   Changes in significant accounting policies

The Company has initially adopted IFRS 16, Leases effective on January 1, 2019.

IFRS 16 introduced a single, on-balance sheet accounting model for lessees. As a result, BELLUS Health, as a lessee, has recognized a right-of-use asset representing its rights to use the underlying asset and a lease liability representing its obligation to make lease payments in its statement of financial position, in relation to its property lease.

The Company has applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings as at January 1, 2019. Accordingly, the comparative information presented for 2018 has not been restated. It is presented under lAS 17, Leases and related interpretations. There was no impact to the deficit at January 1, 2019 upon the adoption of IFRS 16.

The details of the changes in accounting policies are disclosed below.

(a)Definition of a lease:

The Company now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under lAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or modified on or after January 1, 2019.

At inception or on reassessment of a contract that contains a lease component, BELLUS Health allocates the consideration in the contract to each lease and non-lease component on the basis of their relative stand-alone prices. However, for its lease of property in which it is a lessee, the Company has elected not to separate non-lease components and will instead account for the lease and non-lease components as a single lease component.

(b)As a lessee:

(i)Significant accounting policies:

BELLUS Health recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability. The right-of-use asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the asset or the end of the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payment made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

(ii)Transition:

Prior to January 1, 2019, the Company classified its property lease as an operating lease under lAS 17.

(c)Impacts on consolidated financial statements:

(i)Impacts on transition:

On transition to IFRS 16, the Company recognized a right-of-use asset and a corresponding lease liability. The impact on transition is summarised below:

January 1,
2019

Right-of-use asset	$156
Lease liability	(156)

When measuring the lease liability for the property lease that was previously classified as an operating lease, the Company discounted the remaining lease payments using its incremental borrowing rate as at January 1, 2019. The rate applied was 5%.

January 1,
2019

Operating lease commitment as at December 31, 2018 as disclosed in the Company’s consolidated financial statements	$164
Discounting of lease payments	(8)
Lease liability recognized as at January 1, 2019	$156

(ii)Impacts for the year:

Under IFRS 16, the Company has recognized depreciation and interest expense on its right-of-use asset and lease liability, respectively, instead of an operating lease expense. During the year ended December 31, 2019, the Company recognized in its consolidated statement of loss and other comprehensive loss $158 of depreciation expense (of which $111 is presented in Research and development expenses and $47 is presented in General and administrative expenses) and $16 of interest, presented in Finance costs. For the year ended December 31, 2018, the Company recognized $147 of operating lease expense.